FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENTS
Schedule of fair value measurement of the assets and liabilities that are measured or disclosed at fair value on a recurring basis

		Fair value measurement at reporting date using
				Significant
		Quoted prices in active	Significant other	unobservable
	Fair value as of	markets for identical	observable inputs	inputs
Description	December 31, 2024	assets (Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets:
Long-term investments:
Available‑for‑sale debt securities:
Jiayang Investment	61,426	—	—	61,426
Tale Base Investment	29,764	—	—	29,764
Lingdai Investment	17,981	—	—	17,981
Others	5,261	—	—	5,261
Total	114,432	—	—	114,432

		Fair value measurement at reporting date using
				Significant
		Quoted prices in active	Significant other	unobservable
	Fair value as of	markets for identical	observable inputs	inputs
Description	December 31, 2025	assets (Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets:
Long-term investments:
Available‑for‑sale debt securities:
Jiayang Investment	63,647	—	—	63,647
Tale Base Investment	22,401	—	—	22,401
Lingdai Investment	15,826	—	—	15,826
Total	101,874	—	—	101,874

Schedule of significant unobservable inputs used in the fair value measurement for our long-term investments

		Fair value method at	Fair value	Fair value method as
	At initial	initial valuation	as of	of December 31,
	valuation	date (and relative	December 31,	2024 (and relative	Key unobservable
Investment	date	weighting)	2024	weighting)	inputs	Range
Financing transaction of Lingdai Investment	31,980	Financing transactions (100%)	17,981	Market Approach - Guideline company method (100%)	Revenue multiples	1.0x-2.5x
					Volatility	50%-60%
					Expected terms (expiration/time to exit)	1.5-2.5 years

		Fair value method at	Fair value	Fair value method as
	At initial	initial valuation	as of	of December 31,
	valuation	date (and relative	December 31,	2024 (and relative	Key unobservable
Investment	date	weighting)	2024	weighting)	inputs	Range
Financing transaction of Jiayang Investment	55,000	Financing transactions (100%)	61,426	Market Approach - Guideline company method (100%)	Revenue multiples	0.2x-1.2x
					Volatility	40%-48%
					Expected terms (expiration/time to exit)	1.0-3.0 years

		Fair value method at	Fair value	Fair value method as
	At initial	initial valuation	as of	of December 31,
	valuation	date (and relative	December 31,	2024 (and relative	Key unobservable
Investment	date	weighting)	2024	weighting)	inputs	Range
Financing transaction of Tale Base Investment	31,400	Financing transactions (100%)	29,764	Market Approach - Guideline company method (100%)	Revenue multiples	2.4x-3x
					Volatility	38%-42%
					Expected terms (expiration/time to exit)	1.0-2.0 years

		Fair value method at	Fair value	Fair value method as
	At initial	initial valuation	as of	of December 31,
	valuation	date (and relative	December 31,	2025 (and relative	Key unobservable
Investment	date	weighting)	2025	weighting)	inputs	Range
Financing transaction of Lingdai Investment	31,980	Financing transactions (100%)	15,826	Market Approach - Guideline company method (100%)	Revenue multiples	1.3x-2.3x
					Volatility	50%-60%
					Expected terms (expiration/time to exit)	1.5-2.5 years

		Fair value method at	Fair value	Fair value method as
	At initial	initial valuation	as of	of December 31,
	valuation	date (and relative	December 31,	2025 (and relative	Key unobservable
Investment	date	weighting)	2025	weighting)	inputs	Range
Financing transaction of Jiayang Investment	55,000	Financing transactions (100%)	63,647	Market Approach - Guideline company method (100%)	Revenue multiples	0.3x-0.7x
					Volatility	30%-38%
					Expected terms (expiration/time to exit)	1.0-3.0 years

		Fair value method at	Fair value	Fair value method as
	At initial	initial valuation	as of	of December 31,
	valuation	date (and relative	December 31,	2025 (and relative	Key unobservable
Investment	date	weighting)	2025	weighting)	inputs	Range
Financing transaction of Tale Base Investment	31,400	Financing transactions (100%)	22,401	Market Approach - Guideline company method (100%)	Revenue multiples	1.2x-2.3x
					Volatility	40%-48%
					Expected terms (expiration/time to exit)	1.0-2.0 years

	As of December 31, 2023	As of December 31, 2024(1)
Discount rate	15.0%	—
Weighting between IPO scenario and Redemption scenario	IPO scenario – 80%	—
	Redemption scenario – 20%	—
(1)	Upon the consummation of the IPO and the automatic conversion of preferred shares on August 15, 2024, the conversion features of preferred shares were exercised, consequently, the derivative liabilities of conversion features were reduced to zero.

Schedule of reconciliation of derivative liabilities

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	Conversion	Conversion	Conversion
	feature	feature	feature
Balance at beginning of the year	202,698	100,279	—
The change in fair value	(102,419)	(34,378)	—
Exercise of conversion features of convertible redeemable preferred shares upon the consummation of IPO	—	(65,901)	—
Balance at end of the year	100,279	—	—